Schedule of earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income attributable to equity holders of the parent	R$ 223,326	R$ 292,075	R$ 153,916
Weighted average number of outstanding shares	93,291,480	92,683,848	75,969,797
Effects of dilution from stock options	811,818	951,920	221,846
Weighted average number of outstanding shares adjusted for the effect of dilution	94,103,298	93,635,768	76,191,643
Basic earnings per share (R$)	R$ 2.39	R$ 3.15	R$ 2.03
Diluted earnings per share (R$)	R$ 2.37	R$ 3.12	R$ 2.02